Other Accounts Payable - Summary of Advances Details From Customers (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Payables [line items]
Total	S/ 307,839	S/ 496,547
Current	270,714	301,868
Non-current	37,125	194,679
Advances Customers Consortiums [member]
Disclosure Of Other Payables [line items]
Total	115,250	154,660
Current	113,093	146,764
Non-current	2,157	7,896
Autoridad Autonoma del Sistema Electrico de Transporte [member]
Disclosure Of Other Payables [line items]
Total		164,218
Current		9,781
Non-current		154,437
Customer advances for real estate projects [member]
Disclosure Of Other Payables [line items]
Total	66,258	67,519
Current	66,258	67,519
Concentradora Norte - Quellaveco [member]
Disclosure Of Other Payables [line items]
Total	64,118
Current	44,932
Non-current	19,186
Special National Transportation Infrastructure Project [member]
Disclosure Of Other Payables [line items]
Total	42,030	69,943
Current	26,534	38,959
Non-current	15,496	30,984
Talara Refinery [member]
Disclosure Of Other Payables [line items]
Total		10,835
Current		10,835
Others [member]
Disclosure Of Other Payables [line items]
Total	20,183	29,372
Current	19,897	28,010
Non-current	S/ 286	S/ 1,362